Other Operating Expenses (Details) - Schedule of other operating expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions and expenses for assets received in lieu of payment
Charge-off assets received in lieu of payment	$ 418
Expenses to maintain assets received in lieu of payment	813	1,021	1,225
Provisions for assets received in lieu of payment	205	1,539	3,246
Subtotal	1,436	2,560	4,471
Provisions for contingencies
Country risk provisions
Other provisions	398	7	33
Subtotal	398	7	33
Other expenses
Write-offs for operating risks	13,957	10,625	5,586
Leasings operational expenses	5,346	5,430	5,111
Correspondent banks	2,614	1,804	1,569
Card administration	2,098	2,599	2,490
Expenses for charge-off leased assets recoveries	1,038	597	1,072
Others	3,468	3,055	3,518
Subtotal	28,521	24,110	19,346
Total	$ 30,355	$ 26,677	$ 23,850